Related party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
17. Related party transactions
The Group enters into transactions with its associate undertakings. The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items.
In the period ended 30 June 2023, revenue of £111.8 million (period ended 30 June 2022: £82.7 million) was reported in relation to Compas, an associate in the USA, and revenue of £6.6 million (period ended 30 June 2022: £7.4 million) was reported in relation to Kantar. All other transactions in the periods presented were immaterial.
The following amounts were outstanding at 30 June 2023:

	30 June 2023	31 December 2022
	£m	£m
Amounts owed by related parties
Kantar	24.7	26.1
Other	50.5	62.4
	75.2	88.5
Amounts owed to related parties
Kantar	(7.4)	(10.5)
Other	(55.2)	(65.2)
	(62.6)	(75.7)